Taxes (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current	$ 5,425	$ 95,699
Deferred income tax (benefits) expense	(39,494)	41,685
Income tax (benefits) expense	(34,069)	137,384
Loss (income) before income tax	$ (402,884)	525,044
Statutory income tax rate
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	$ (43,629)	131,417
Tax effect of non-deductible expenditure	$ 49,054	$ (35,718)
CAYMAN ISLANDS
Statutory income tax rate	0.00%